Change in Functional and Presentation Currency (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Change in Functional and Presentation Currency [Abstract]
Functional and presentation currency, Description	All assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 using the period-end noon exchange rates of 0.782 CAD/USD. As a practical measure, the comparative shareholders’ equity (deficit) balances were translated at the February 1, 2021 exchange rate of 1.2824 CAD/USD. All resulting translation exchange differences have been recognized within other comprehensive income in the foreign currency translation reserve.	All assets and liabilities previously reported in Canadian dollars have been translated into United States dollars as at February 1, 2021 using the period-end noon exchange rates of 0.782 CAD/USD. As a practical measure, the comparative stockholders’ equity (deficit) balances were translated at the February 1, 2021 exchange rate of 1.2824 CAD/USD